Property and equipment (Tables)	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Property and equipment consisted of the following as of March 31:

	2018	2017
Land	$5,277	$5,277
Buildings	3,580	3,580
Motor vehicles, furniture and fixtures	19,798	16,737
Assets under capital lease	661	647
Leasehold improvements	16,362	15,894
Software	27,330	17,855
Computers and office equipment	57,798	55,183
Total cost	130,806	115,173
Accumulated depreciation	(79,262)	(66,141)
	51,544	49,032
Assets under construction	1,195	539
Property and equipment, net	$52,739	$49,571